Other Short-term Liabilities	12 Months Ended
Dec. 31, 2018
OTHER SHORT-TERM LIABILITIES [Abstract]
Other Short-term Liabilities	17. OTHER SHORT-TERM LIABILITIES

	As of December 31, (in thousands)
	2017	2018
Customer deposits	$2,221	$1,147
Others	6,465	4,756

Total	$8,686	$5,903